Note F - Advances From Related Parties and Related Party Transactions: Schedule of Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Related Party Transactions
	December 31, 2015	December 31, 2014

Notes payable – related parties	$60,000	$60,000
Advances from related parties	95,500	281,500
	$155,500	$341,500